DIVIDENDS RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 443,142	R$ 675,510
MGE Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	10,498	5,616
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	14,453	8,055
Enerpeixe S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		11,653
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	40,431	198,359
Interligao Eltrica do Madeira S.A. - IE Madeira
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	60,238	2,859
Lajeado Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	101,318	100,280
CEB Lajeado
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	17,267	12,147
Paulista Lajeado Energia s.a
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	5,371	15,202
Belo Monte Transmissora
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	37,964	34,121
EMAE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		95,639
Transmissora Sul Litornea de Energia - TSLE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		4,153
Retiro Baixo Energetica S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	7,072	3,858
Paranaba Transmissora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	4,997	6,163
Companhia Estadual de Transmisso de Energia Eltrica - CEEE-T
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	4,064
Other.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	39,522	45,012
Gois Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	10,594	8,146
Manaus Construtora
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	23,298	23,298
Energetics Aguas da Pedra S.A. - EAPSA
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	21,854	14,034
Sistema de Transmisso Nordeste S.A. - STN
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	9,428
Companhia Estadual de Gerao de Energia Eltrica - CEEE-G
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	18,522
Transenergia So Paulo S.A. | Transenergia Sao Paulo
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	2,691	14,760
Mata de Santa Geneva Transmissao S.A
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 13,560
Equatorial Maranho Distribuidora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		R$ 72,155